Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 61.2%
International Equity Fund - 3.6%
iShares MSCI EAFE ETF	248,449	$ 15,813,779

U.S. Equity Funds - 39.2%
iShares Core S&P 500 ETF	376,141	126,405,945
SPDR S&P 500 ETF Trust (A)	88,335	29,582,508
Vanguard Small-Cap ETF (A)	104,499	16,071,946

		172,060,399

U.S. Fixed Income Funds - 18.4%
iShares 20+ Year Treasury Bond ETF (A)	81,725	13,342,423
iShares Core U.S. Aggregate Bond ETF	159,667	18,850,286
Vanguard Total Bond Market ETF	549,491	48,476,096

		80,668,805

Total Exchange-Traded Funds (Cost $253,562,148)		268,542,983

OTHER INVESTMENT COMPANY - 4.6%
Securities Lending Collateral - 4.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (B)	20,278,548	20,278,548

Total Other Investment Company (Cost $20,278,548)		20,278,548

Principal	Value
REPURCHASE AGREEMENT - 37.4%

Fixed Income Clearing Corp., 0.00% (B), dated 09/30/2020, to be repurchased at $164,674,074 on 10/01/2020. Collateralized by U.S. Government Obligations, 0.13% - 1.88%, due 07/31/2022 - 08/31/2022, and with a total value of $167,967,606.

$ 164,674,074	$ 164,674,074

Total Repurchase Agreement (Cost $164,674,074)	164,674,074

Total Investments Excluding Options Purchased (Cost $438,514,770)	453,495,605
Total Options Purchased - 1.5% (Cost $35,435,364)	6,715,798

Total Investments (Cost $473,950,134)	460,211,403
Net Other Assets (Liabilities) - (4.7)%	(20,478,138)

Net Assets - 100.0%	$ 439,733,265

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	1,800.00	06/18/2021	USD	103,244,100	307	$5,028,831	$607,860
Put - S&P 500® Index	USD	1,850.00	06/18/2021	USD	102,571,500	305	5,429,695	664,900
Put - S&P 500® Index	USD	1,900.00	06/18/2021	USD	108,624,900	323	6,236,640	728,042
Put - S&P 500® Index	USD	1,950.00	06/18/2021	USD	116,023,500	345	7,169,567	866,985
Put - S&P 500® Index	USD	2,100.00	06/18/2021	USD	38,674,500	115	1,861,828	407,675
Put - S&P 500® Index	USD	2,150.00	06/18/2021	USD	38,674,500	115	2,011,361	449,650
Put - S&P 500® Index	USD	2,250.00	06/18/2021	USD	40,356,000	120	2,423,402	568,800
Put - S&P 500® Index	USD	2,300.00	06/18/2021	USD	44,727,900	133	2,846,749	669,256
Put - S&P 500® Index	USD	2,400.00	06/18/2021	USD	4,035,600	12	230,496	70,944
Put - S&P 500® Index	USD	2,450.00	06/18/2021	USD	4,035,600	12	247,188	83,040
Put - S&P 500® Index	USD	2,450.00	12/17/2021	USD	2,690,400	8	151,440	89,200
Put - S&P 500® Index	USD	2,500.00	06/18/2021	USD	2,017,800	6	127,218	42,360
Put - S&P 500® Index	USD	2,500.00	12/17/2021	USD	2,017,800	6	121,248	72,876
Put - S&P 500® Index	USD	2,600.00	12/17/2021	USD	4,035,600	12	244,398	158,700
Put - S&P 500® Index	USD	2,650.00	12/17/2021	USD	2,690,400	8	171,590	120,520
Put - S&P 500® Index	USD	2,750.00	12/17/2021	USD	7,062,300	21	378,164	364,455
Put - S&P 500® Index	USD	2,800.00	12/17/2021	USD	3,699,300	11	226,482	204,435
Put - S&P 500® Index	USD	2,850.00	12/17/2021	USD	2,354,100	7	131,250	139,160
Put - S&P 500® Index	USD	2,900.00	12/17/2021	USD	3,363,000	10	203,468	203,000
Put - S&P 500® Index	USD	2,950.00	12/17/2021	USD	3,026,700	9	194,349	203,940

Total							$35,435,364	$6,715,798

Transamerica Series Trust	Page 1

Transamerica Legg Mason Dynamic Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$268,542,983	$—	$—	$268,542,983
Other Investment Company	20,278,548	—	—	20,278,548
Repurchase Agreement	—	164,674,074	—	164,674,074
Exchange-Traded Options Purchased	6,715,798	—	—	6,715,798

Total Investments	$295,537,329	$164,674,074	$—	$460,211,403

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $51,872,531, collateralized by cash collateral of $20,278,548 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $32,668,105. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2020.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica Legg Mason Dynamic Allocation – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 3